Schedule of the composition of other assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other recoverable taxes	$ 128,377	$ 127,815
Advances to third parties	8,545	15,006
Prepaid expenses	10,361	10,522
Judicial deposits	5,446	5,566
Other assets	26,974	25,363
Total other assets	179,703	184,272
Current assets	81,119	91,141
Non-current assets	$ 98,584	$ 93,131